Investment in equity investees (Details 2) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Cost-method Investments [Line Items]
Carrying value of cost method investments	¥ 3,308,127	¥ 586,959
Cost method investments	2,856,500
Top investee one
Schedule of Cost-method Investments [Line Items]
Cost method investments	648,829
Top investee two
Schedule of Cost-method Investments [Line Items]
Cost method investments	¥ 551,957